Document and Entity Information	Apr. 29, 2025
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2025
Registrant Name	Fidelity Aberdeen Street Trust
Central Index Key	0000880195
Investment Company Type	N-1A
Amendment Flag	false